Intermediate Tax-Free High Yield Fund	07/01/2016 to 06/30/2017

ICA File Number: 811-22968
Registrant Name: T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
Reporting Period: 07/01/2016 - 06/30/2017

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22968

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 02/28

Date of reporting period: 07/01/2016 to 06/30/2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2017

Intermediate Tax-Free High Yield Fund

________________________________________________________________________________
CHARLOTTE NC ARPT SR A 5% 07012033
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 161036JL3          05/26/2017            Take No Action
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consent              N/A        N/A        Against    N/A

________________________________________________________________________________
Commonwealth of Puerto Rico
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 745235VR9          03/30/2017            Take No Action
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Bondholder Proposal      Mgmt       N/A        TNA        N/A

________________________________________________________________________________
Commonwealth of Puerto Rico
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 745235VR9          03/30/2017            Take No Action
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Bondholder Proposal      Mgmt       N/A        TNA        N/A

________________________________________________________________________________
MISSION TX EDC NATGASOLINE SR B AMT 144A D05042016 5.75% 10012031
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 605156AB4          10/20/2016            Take No Action
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          The holder consents       N/A        N/A         For        N/A
            to the proposed
            consents and waivers.

________________________________________________________________________________
PR ELC 5.00% notes due July 01, 2024
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 74526QLU4          04/24/2017            Take No Action
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consents to the       N/A        N/A        Against    N/A
            proposed nineteenth
            supplemental agreement
            and to the execution
            thereof.

________________________________________________________________________________
PR ELC 5.00% notes due July 01, 2030
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 74526QEW8          04/24/2017            Take No Action
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consents to the       N/A        N/A        Against    N/A
            proposed nineteenth
            supplemental agreement
            and to the execution
            thereof.

________________________________________________________________________________
PR ELC 5.00% notes due July 01, 2019
Ticker     Security ID:             Meeting Date          Meeting Status
N/A        CUSIP 74526QEH1          04/24/2017            Take No Action
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Consents to the       N/A        N/A        Against    N/A
            proposed nineteenth
            supplemental agreement
            and to the execution
            thereof.